Related-party transactions - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Related Party Transaction [Line Items]
Loans and Leases Receivable				0.075		0.075
Mount Sinai [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 4,000,000.0			$ 4,000,000.0
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares	750			750
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	$ 30,000.00		$ 50,000.00	$ 50,000.00	$ 100,000
Icahn School Of Medicine At Mount Shenai [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	0.0		1,500,000	1,400,000	2,700,000
Kantaro Bio Sciences LLC Member
Related Party Transaction [Line Items]
Loan commitment to related party	$ 80,000.00			$ 80,000.00
Equity method investment ownership percentage	25.00%			25.00%		25.00%
Payment towards advances to related parties		$ 250,000
Carrying value of investment written down				$ 0
Kantaro Bio Sciences LLC Member | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate				0.25%
Kantaro Bio Sciences LLC Member | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 300,000			$ 300,000
Additional loan commitment to related party	$ 500,000			$ 500,000
Equity method investment ownership percentage	75.00%			75.00%
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party				5 years
Due to affiliates	$ 0.0			$ 0.0
Recognised amount for services performed under agreement	10,000.00		100,000	20,000.00	100,000
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Due to affiliates	$ 2,000,000.0			$ 2,000,000.0
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares	250			250
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 2,000,000.0			$ 2,000,000.0
Kantaro Bio Sciences LLC Member | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party	170,000			170,000
Kantaro Bio Sciences LLC Member | Research and Development [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	$ 10,000.00		50,000.00		90,000.00
Kantaro Bio Sciences LLC Member | General and Administrative [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services			$ 20,000.00	$ 10,000.00	$ 50,000.00